UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):           [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           TPG Capital, L.P.
Address:        301 Commerce Street, Suite 3300
                Fort Worth, TX 76102


Form 13F File Number: 28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Clive Bode
Title:      General Counsel
Phone:      (817) 871-4000

 Signature, Place, and Date of Signing:

/s/  Clive Bode              Fort Worth, Texas          November 16, 2009


*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       13

Form 13F Information Table Value Total:                       $1,088,952
                                                              (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE



           Name of              Title of          CUSIP    Value     Shares /   Sh/ Put/  Investment   Other     Voting Authority
            Issuer               Class            Number  (x$1000)   Prn Amt    Prn Call  Discretion  Managers  Sole    Shared  None

Agria Corp.                    Sponsored ADR   00850H103    9,256   4,325,000   Sh         Defined*          4,325,000    0       0
Armstrong World Inds Inc. New       Com        04247X102  241,220   7,000,000   Sh         Defined*          7,000,000    0       0
Biocryst Pharmaceuticals            Com        09058V103   11,404   1,383,969   Sh         Defined*          1,383,969    0       0
Burger King Hldgs Inc.              Com       1212081201  266,163  15,131,497   Sh         Defined*         15,131,497    0       0
Cardiovascular Sys Inc Del          Com        141619106    2,001     275,290   Sh         Defined*            275,290    0       0
Finisar                             Com        31787A101   10,605   1,095,583   Sh         Defined*          1,095,583    0       0
First Amern Corp Calif              Com        318522307   12,815     395,884   Sh         Defined*            395,884    0       0
Genomic Health Inc.                 Com        37244C101   41,759   1,910,273   Sh         Defined*          1,910,273    0       0
Graphic Packaging Hldg Co.          Com        388689101  305,287 132,158,875   Sh         Defined*        132,158,875    0       0
Netscout Sys Inc.                   Com        64115T104   40,068   2,965,823   Sh         Defined*          2,965,823    0       0
Smart Modular Technologies Inc.   Ord SHS      G82245104   46,698   9,810,513   Sh         Defined*          9,810,513    0       0
Successfactors Inc.                 Com        864596101   99,521   7,073,260   Sh         Defined*          7,073,260    0       0
Zhone Technologies Inc. New         Com        98950P108    2,155   4,309,294   Sh         Defined*          4,309,294    0       0
